Cover	9 Months Ended
Sep. 30, 2024
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	GLOBALFOUNDRIES Inc.
Document Period End Date	Sep. 30, 2024
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001709048
Amendment Flag	false